INCOME TAXES - Schedule of Provision For Income Taxes (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Current provision:
Federal					$ 0	$ 0
State					0	0
Foreign					0	0
Total current tax					0	0
Deferred provision (benefit):
Federal					737,376	0
State					152,567	0
Foreign					0	0
Total deferred tax			$ 1,743,079	$ 648,887	889,943	0
Income tax rate	$ 1,710,315	$ 352,081	$ 2,238,419	$ 648,887	$ 889,943	$ 0